Stock-Based Compensation - Valuation Assumptions (Details) - Options	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions used in estimation of fair value of the share-based payment awards on the grant date
Risk-free interest rate (as a percent)	1.60%
Volatility (as a percent)	70.20%
Risk-free interest rate, minimum (as a percent)		1.00%	0.60%	1.30%
Risk-free interest rate, maximum (as a percent)		1.20%	1.70%	1.70%
Volatility, minimum (as a percent)		61.40%	55.70%	53.70%
Volatility, maximum (as a percent)		63.80%	59.30%	57.50%
Expected life	4 years
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Minimum
Assumptions used in estimation of fair value of the share-based payment awards on the grant date
Expected life		4 years	3 years	4 years
Maximum
Assumptions used in estimation of fair value of the share-based payment awards on the grant date
Expected life		5 years	5 years	5 years